Supplement dated June 15, 2016, to the following Statement of Additional Information:

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon SGA Global Growth Fund
(the “Funds”)
Statement of Additional Information dated May 29, 2016

At a meeting held on June 8, 2016, the Audit and Compliance Committee of the Board of Trustees (the “Board”) of the American Beacon Funds recommended the appointment of PricewaterhouseCoopers LLP as the Funds’ independent registered public accounting firm for the fiscal year ending January 31, 2017.  Such appointment was approved by the Board. Ernst & Young LLP served as the Funds’ independent registered public accounting firm through the fiscal year ended January 31, 2016.  The changes set forth below are effective immediately:

On page 25, in the "Disclosure of Portfolio Holdings - Disclosure of Nonpublic Holdings" section, the reference to Ernst & Young LLP is deleted and replaced with “PricewaterhouseCoopers LLP.”

On page 43, the first sentence of the third paragraph of the "Other Service Providers" section is deleted and replaced with the following:

Commencing with the fiscal year ending January 31, 2017, the Funds’ independent registered public accounting firm is PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02127.  Ernst & Young LLP served as the Funds’ independent registered public accounting firm through the fiscal year ended January 31, 2016.

On page 53, the first paragraph of the "Financial Statements" section is deleted and replaced with the following:

The Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, will audit and report on the Funds’ annual financial statements.  The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Through the fiscal year ended January 31, 2016, the Funds’ prior independent registered public accounting firm, Ernst & Young LLP, audited and reported on the Funds’ annual financial statements.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated June 15, 2016, to the following Statement of Additional Information:

American Beacon Global Evolution Frontier Markets Income Fund
(the “Fund”)
Statement of Additional Information dated May 29, 2016

At a meeting held on June 8, 2016, the Audit and Compliance Committee  of the Board of Trustees (the “Board”) of the American Beacon Funds recommended the appointment of PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2017.  Such appointment was approved by the Board. Ernst & Young LLP served as the Fund’s independent registered public accounting firm through the fiscal year ended January 31, 2016.  The changes set forth below are effective immediately:

On page 22, in the "Disclosure of Portfolio Holdings - Disclosure of Nonpublic Holdings" section, the reference to Ernst & Young LLP is deleted and replaced with “PricewaterhouseCoopers LLP.”

On page 33, the first sentence of the third paragraph of the "Other Service Providers" section is deleted and replaced with the following:

Commencing with the fiscal year ending January 31, 2017, the Fund's independent registered public accounting firm is PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02127.  Ernst & Young LLP served as the Fund’s independent registered public accounting firm through the fiscal year ended January 31, 2016.

On page 41, the "Financial Statements" section is deleted and replaced with the following:

The Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will audit and report on the Fund’s annual financial statements.  The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Through the fiscal year ended January 31, 2016, the Fund’s prior independent registered public accounting firm, Ernst & Young LLP, audited and reported on the Fund’s annual financial statements.  The audited financial statements are incorporated by reference to the Fund's Annual Report to Shareholders for the period ended January 31, 2016.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated June 15, 2016, to the following Statement of Additional Information:

American Beacon Grosvenor Long/Short Fund
 (the “Fund”)
Statement of Additional Information dated May 29, 2016

At a meeting held on June 8, 2016, the Audit Committee  of the Board of Trustees (the “Board”) of the American Beacon Funds recommended the appointment of PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2017.  Such appointment was approved by the Board. Ernst & Young LLP served as the Fund’s independent registered public accounting firm through the fiscal year ended January 31, 2016.  The changes set forth below are effective immediately:

On page 16, in the "Disclosure of Portfolio Holdings - Disclosure of Nonpublic Holdings" section, the reference to Ernst & Young LLP is deleted and replaced with “PricewaterhouseCoopers LLP.”

On page 28, the first sentence of the third paragraph of the "Other Service Providers" section is deleted and replaced with the following:

Commencing with the fiscal year ending January 31, 2017, the Fund's independent registered public accounting firm is PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02127.  Ernst & Young LLP served as the Fund’s independent registered public accounting firm through the fiscal year ended January 31, 2016.

On page 36, the "Financial Statements" section is deleted and replaced with the following:

The Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will audit and report on the Fund’s annual financial statements.  The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Through the fiscal year ended January 31, 2016, the Fund’s prior independent registered public accounting firm, Ernst & Young LLP, audited and reported on the Fund’s annual financial statements.  The audited financial statements are incorporated by reference to the Fund's Annual Report to Shareholders for the period ended January 31, 2016.

**************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE